Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 139.8	$ 164.6
Compensating cash balance	246.9	185.4
Trade accounts receivable, less reserves of $14.4 and $10.5, respectively	596.9	556.2
Other receivables	61.8	54.5
Inventories	330.0	310.6
Other current assets	35.9	30.4
Total current assets	1,411.3	1,301.7
Property and equipment, net	234.1	210.0
Goodwill	1,877.4	1,795.1
Other intangible assets, net	1,787.2	1,815.2
Deferred income taxes	11.8	10.3
Other assets	80.2	57.4
Total assets	5,402.0	5,189.7
Current liabilities:
Current portion of debt and capital lease obligations	393.5	214.5
Accounts payable	412.4	426.1
Accrued expenses	202.1	252.6
Total current liabilities	1,008.0	893.2
Long-term debt and capital lease obligations	2,755.1	2,694.2
Other long-term liabilities	163.6	129.0
Deferred income taxes	441.3	458.6
Total liabilities	4,368.0	4,175.0
Redeemable equity units	41.4	53.9
Commitments and contingencies (Note 15)
Stockholders' equity:
Common stock, $0.01 par value; 1,000 shares authorized, issued and outstanding
Additional paid-in capital	1,356.7	1,359.5
Accumulated deficit	(314.7)	(318.5)
Accumulated other comprehensive loss	(49.4)	(80.2)
Total stockholders' equity	992.6	960.8
Total liabilities, redeemable equity units and stockholders' equity	$ 5,402.0	$ 5,189.7